Bank Borrowings - Additional Information (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2013 Xian New Changan Medical Investment Co Ltd [Member]	Dec. 31, 2013 Short-term Bank Borrowings [Member] USD ($)	Dec. 31, 2013 Short-term Bank Borrowings [Member] CNY	Dec. 31, 2012 Short-term Bank Borrowings [Member] CNY	Dec. 31, 2013 Long-term Bank Borrowings [Member] USD ($)	Dec. 31, 2013 Long-term Bank Borrowings [Member] CNY	Dec. 31, 2012 Long-term Bank Borrowings [Member] CNY	Dec. 31, 2013 Line of Credit Entered into by Subsidiary [Member] USD ($)	Dec. 31, 2013 Line of Credit Entered into by Subsidiary [Member] CNY	Dec. 31, 2012 Line of Credit Entered into by Subsidiary [Member] CNY	Dec. 31, 2013 Short Term Bank Credit Lines [Member] USD ($)	Dec. 31, 2013 Short Term Bank Credit Lines [Member] CNY	Dec. 31, 2013 Long Term Bank Credit Lines [Member] USD ($)	Dec. 31, 2013 Long Term Bank Credit Lines [Member] CNY
Debt Instrument [Line Items]
Short term bank borrowing	$ 11,976,000	72,500,000
Equity interest in equity method investment	100.00%	100.00%			48.00%
Property and equipment pledged as collateral	83,020,000	502,575,000	0	205,321,000
Accounts receivable used to secure bank borrowings	8,174,000	49,481,000		65,450,000
Net investment in direct financing leases	54,229,000	328,281,000		260,996,000								53,125,000	321,602,000	215,910,000
Restricted cash	69,733,000	422,140,000		284,047,000
Short-term bank borrowings, weighted average interest rate	4.64%	4.64%	4.72%	4.72%
Long-term bank borrowings, weighted average interest rate	6.02%	6.02%	6.07%	6.07%
Maximum borrowing capacity of credit line						72,100,000	436,472,000	258,083,000	107,336,000	649,776,000	617,374,000
Unutilized bank credit lines															43,108,000	260,965,000	257,551,000	1,559,138,000
Loan balance presented as noncurrent liability	23,706,000	143,507,000
Loan balance presented as current liability	$ 11,976,000	72,500,000